Schedule of Investments (unaudited)
November 30, 2024
iShares® ESG Advanced MSCI EM ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Brazil — 2.9%
B3 SA - Brasil Bolsa Balcao	123,733	$188,989
Banco Bradesco SA	38,320	70,567
Banco do Brasil SA	38,916	159,045
BRF SA	11,518	47,264
CCR SA	24,093	43,687
Equatorial Energia SA	27,036	136,285
Hapvida Participacoes e Investimentos SA(a)(b)	110,617	48,536
Hypera SA	8,109	26,078
Inter & Co. Inc., Class A, NVS(c)	5,408	24,985
Klabin SA	19,720	71,318
Localiza Rent a Car SA	21,041	128,551
Natura & Co. Holding SA	21,398	48,153
NU Holdings Ltd./Cayman Islands, Class A(b)	67,145	841,327
Raia Drogasil SA	29,477	117,040
Rede D'Or Sao Luiz SA(a)	18,278	81,080
Rumo SA	29,417	93,969
Telefonica Brasil SA	9,335	76,442
TIM SA/Brazil	20,028	51,595
TOTVS SA	13,036	59,127
XP Inc., Class A	8,389	113,587
		2,427,625
Chile — 0.6%
Banco de Chile	1,083,582	123,604
Banco de Credito e Inversiones SA	2,095	59,457
Banco Santander Chile	1,459,065	69,369
Cencosud SA	28,361	59,695
Empresas CMPC SA	26,532	41,439
Falabella SA(b)	19,568	67,034
Latam Airlines Group SA	3,389,789	47,051
		467,649
China — 22.6%
37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	4,000	9,361
AAC Technologies Holdings Inc.	17,000	76,842
Advanced Micro-Fabrication Equipment Inc./China, Class A	857	26,403
Agricultural Bank of China Ltd., Class A	116,400	77,323
Agricultural Bank of China Ltd., Class H	633,000	317,099
Aier Eye Hospital Group Co. Ltd., Class A	12,900	26,291
Air China Ltd., Class A(b)	16,300	18,671
Alibaba Health Information Technology Ltd.(b)	132,000	62,604
Anker Innovations Technology Co. Ltd., Class A	700	7,970
Bank of China Ltd., Class A	50,100	34,670
Bank of China Ltd., Class H	1,620,000	755,351
Bank of Communications Co. Ltd., Class A	54,600	55,315
Bank of Communications Co. Ltd., Class H	199,000	144,158
Bank of Jiangsu Co. Ltd., Class A	25,100	31,422
Bank of Ningbo Co. Ltd., Class A	8,700	29,740
Bank of Shanghai Co. Ltd., Class A	19,300	21,860
Bank of Suzhou Co. Ltd., Class A	7,600	8,327
BeiGene Ltd.(b)	15,915	265,715
Beijing Enterprises Water Group Ltd.	100,000	27,428
Beijing Kingsoft Office Software Inc., Class A	678	27,802
Beijing Roborock Technology Co. Ltd., Class A	207	6,174
Beijing Tong Ren Tang Co. Ltd., Class A	2,200	12,426
Bilibili Inc., Class Z(b)	5,300	101,606
BOC Aviation Ltd.(a)	4,800	37,111
Bosideng International Holdings Ltd.	94,000	49,083
Caitong Securities Co. Ltd., Class A	6,800	7,932
China CITIC Bank Corp. Ltd., Class H	204,000	130,344
Security	Shares	Value
China (continued)
China Construction Bank Corp., Class A	13,600	$14,997
China Construction Bank Corp., Class H	2,195,000	1,659,549
China Everbright Bank Co. Ltd., Class A	61,400	30,572
China Everbright Bank Co. Ltd., Class H	76,000	26,420
China Feihe Ltd.(a)	83,000	61,376
China International Capital Corp. Ltd., Class A	3,800	18,715
China International Capital Corp. Ltd., Class H(a)	35,200	61,628
China Jushi Co. Ltd., Class A	4,271	6,724
China Life Insurance Co. Ltd., Class A	4,200	24,585
China Life Insurance Co. Ltd., Class H	169,000	322,725
China Literature Ltd.(a)(b)	10,000	36,629
China Mengniu Dairy Co. Ltd.	72,000	158,563
China Merchants Port Holdings Co. Ltd.	26,000	41,233
China Merchants Securities Co. Ltd., Class A	10,200	27,082
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	13,200	21,568
China Minsheng Banking Corp. Ltd., Class A	53,776	29,473
China Minsheng Banking Corp. Ltd., Class H	145,000	56,583
China Overseas Land & Investment Ltd.	87,500	151,189
China Pacific Insurance Group Co. Ltd., Class A	9,800	46,102
China Pacific Insurance Group Co. Ltd., Class H	59,600	188,688
China Railway Signal & Communication Corp. Ltd., Class A	9,000	7,931
China Resources Land Ltd.	73,500	219,719
China Resources Mixc Lifestyle Services Ltd.(a)	16,200	61,432
China Resources Pharmaceutical Group Ltd.(a)	44,000	29,748
China Ruyi Holdings Ltd.(b)	148,000	39,107
China Southern Airlines Co. Ltd., Class A(b)	18,500	17,312
China Three Gorges Renewables Group Co. Ltd., Class A	39,400	24,838
China Tourism Group Duty Free Corp. Ltd., Class A	2,900	28,037
China Vanke Co. Ltd., Class A(b)	15,400	18,380
China Vanke Co. Ltd., Class H(b)(c)	48,700	40,509
China Yangtze Power Co. Ltd., Class A	33,500	126,207
China Zheshang Bank Co. Ltd., Class A	31,220	12,510
Chongqing Rural Commercial Bank Co. Ltd., Class A	12,700	9,874
Chongqing Zhifei Biological Products Co. Ltd., Class A	3,200	13,079
Chow Tai Fook Jewellery Group Ltd.	45,000	41,521
CITIC Securities Co. Ltd., Class A	16,800	71,526
CITIC Securities Co. Ltd., Class H	36,000	102,675
CNGR Advanced Material Co. Ltd., Class A	1,600	8,881
CSC Financial Co. Ltd., Class A	6,600	24,953
CSPC Innovation Pharmaceutical Co. Ltd., Class A	2,520	10,008
CSPC Pharmaceutical Group Ltd.	186,000	121,710
Ecovacs Robotics Co. Ltd., Class A	800	5,693
Eve Energy Co. Ltd., Class A	2,900	19,614
Far East Horizon Ltd.	44,000	29,692
Flat Glass Group Co. Ltd., Class A	2,500	8,836
Foxconn Industrial Internet Co. Ltd., Class A	18,500	57,361
Genscript Biotech Corp.(b)	26,000	36,277
Great Wall Motor Co. Ltd., Class A	4,400	15,975
Great Wall Motor Co. Ltd., Class H	52,000	84,225
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A	2,224	8,926
Guotai Junan Securities Co. Ltd., Class A	10,500	27,617
H World Group Ltd., ADR	4,644	149,397
Haitian International Holdings Ltd.	15,000	38,270
Haitong Securities Co. Ltd., Class A	12,600	19,924
Haitong Securities Co. Ltd., Class H	63,200	56,453
Hansoh Pharmaceutical Group Co. Ltd.(a)	28,000	69,777
Hengan International Group Co. Ltd.	14,500	41,650
Huadong Medicine Co. Ltd., Class A	2,200	11,894

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® ESG Advanced MSCI EM ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
China (continued)
Huatai Securities Co. Ltd., Class A	11,000	$27,422
Huatai Securities Co. Ltd., Class H(a)	29,000	50,158
Huaxia Bank Co. Ltd., Class A	16,500	17,250
Hundsun Technologies Inc., Class A	3,078	13,133
IEIT Systems Co. Ltd., Class A	2,000	13,271
Industrial & Commercial Bank of China Ltd., Class A	87,300	74,165
Industrial & Commercial Bank of China Ltd., Class H	1,583,000	933,338
Industrial Bank Co. Ltd., Class A	28,800	71,977
Industrial Securities Co. Ltd., Class A	13,260	11,806
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	9,600	38,035
Innovent Biologics Inc.(a)(b)	28,000	139,640
JD Health International Inc.(a)(b)	25,650	94,616
JD.com Inc., Class A	56,350	1,053,350
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	9,400	66,057
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	1,400	6,682
Kanzhun Ltd., ADR	6,187	83,524
KE Holdings Inc., ADR	14,609	275,380
Kingdee International Software Group Co. Ltd.(b)	68,000	77,211
Kingsoft Corp. Ltd.	21,600	87,857
Kuaishou Technology(a)(b)	61,000	382,446
Li Auto Inc., Class A(b)	28,238	334,436
Lingyi iTech Guangdong Co., Class A	9,800	11,647
Longfor Group Holdings Ltd.(a)	48,000	68,185
Meituan, Class B(a)(b)	113,000	2,383,539
Midea Group Co. Ltd.(b)	6,500	57,940
Midea Group Co. Ltd., Class A	4,800	46,653
MINISO Group Holding Ltd.	8,428	42,153
NetEase Inc.	44,075	767,314
Ninestar Corp., Class A(b)	1,900	7,027
Nongfu Spring Co. Ltd., Class H(a)	46,000	197,316
Orient Overseas International Ltd.	3,000	38,465
Orient Securities Co. Ltd., Class A	11,400	17,249
Ping An Bank Co. Ltd., Class A	26,200	41,309
Ping An Insurance Group Co. of China Ltd., Class A	14,900	110,323
Ping An Insurance Group Co. of China Ltd., Class H	153,000	889,815
Pop Mart International Group Ltd.(a)	12,400	143,943
Postal Savings Bank of China Co. Ltd., Class A	41,400	30,384
Postal Savings Bank of China Co. Ltd., Class H(a)	180,000	102,514
Qifu Technology Inc.	2,630	100,229
SF Holding Co. Ltd., Class A	6,700	38,338
SG Micro Corp., Class A	600	7,308
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	61,600	35,630
Shanghai Electric Group Co. Ltd., Class A(b)	17,583	20,785
Shanghai M&G Stationery Inc., Class A	1,200	5,539
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	4,400	13,233
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	15,100	25,231
Shanghai Pudong Development Bank Co. Ltd., Class A	41,800	54,859
Shanghai Rural Commercial Bank Co. Ltd., Class A	13,499	15,541
Shengyi Technology Co. Ltd., Class A	3,300	9,635
Shenwan Hongyuan Group Co. Ltd., Class A	31,300	23,233
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	1,700	61,534
Shenzhen New Industries Biomedical Engineering Co. Ltd., Class A	1,200	10,872
Shenzhou International Group Holdings Ltd.	18,900	146,319
Sino Biopharmaceutical Ltd.	237,000	99,852
Sinolink Securities Co. Ltd., Class A	5,300	6,686
Sinopharm Group Co. Ltd., Class H	29,600	77,591
Sunny Optical Technology Group Co. Ltd.	16,900	138,044
Sunwoda Electronic Co. Ltd., Class A	2,700	8,582
Security	Shares	Value
China (continued)
SUPCON Technology Co. Ltd., Class A	1,038	$6,988
Suzhou Maxwell Technologies Co. Ltd., Class A	400	6,843
TAL Education Group, ADR(b)	9,361	92,955
Tongcheng Travel Holdings Ltd.	29,200	71,787
Trip.com Group Ltd.(b)	14,050	913,301
Universal Scientific Industrial Shanghai Co. Ltd., Class A	2,000	3,932
Vipshop Holdings Ltd., ADR	7,817	107,953
Want Want China Holdings Ltd.	109,000	61,365
Will Semiconductor Co. Ltd. Shanghai, Class A	1,900	26,015
WuXi AppTec Co. Ltd., Class A	3,960	27,548
WuXi AppTec Co. Ltd., Class H(a)	6,940	42,266
Wuxi Biologics Cayman Inc.(a)(b)	81,000	156,211
Xinyi Solar Holdings Ltd.	108,000	48,242
XPeng Inc., Class A(b)	28,336	170,905
Yadea Group Holdings Ltd.(a)	28,000	44,516
Yihai Kerry Arawana Holdings Co. Ltd., Class A	2,300	10,912
Yum China Holdings Inc.	8,712	405,544
Yunnan Baiyao Group Co. Ltd., Class A	2,740	21,734
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	800	25,868
Zhejiang Leapmotor Technology Co. Ltd.(a)(b)	11,100	40,587
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	11,000	10,616
		19,067,626
Colombia — 0.1%
Bancolombia SA	5,767	50,474
Interconexion Electrica SA ESP	9,569	36,263
		86,737
Czech Republic — 0.1%
Komercni Banka AS	1,694	57,792
Moneta Money Bank AS(a)	5,831	30,014
		87,806
Egypt — 0.1%
Commercial International Bank - Egypt (CIB)	52,557	86,270
Greece — 0.7%
Alpha Services and Holdings SA	51,399	79,941
Eurobank Ergasias Services and Holdings SA, Class A	58,946	125,003
Hellenic Telecommunications Organization SA	3,770	59,576
Jumbo SA	2,632	68,740
National Bank of Greece SA	19,776	139,608
Piraeus Financial Holdings SA	24,309	89,386
		562,254
Hungary — 0.4%
OTP Bank Nyrt	5,115	277,253
Richter Gedeon Nyrt	3,201	85,145
		362,398
India — 20.3%
ABB India Ltd.	1,202	105,830
Adani Green Energy Ltd.(b)	4,697	73,826
Ashok Leyland Ltd.	33,613	92,547
Asian Paints Ltd.	8,757	257,255
Astral Ltd.	3,065	65,005
AU Small Finance Bank Ltd.(a)	8,322	57,643
Axis Bank Ltd.	52,263	704,955
Bajaj Auto Ltd.	1,528	163,628
Bajaj Finance Ltd.	6,359	496,123
Bank of Baroda	23,584	68,966
Britannia Industries Ltd.	2,472	144,590
Canara Bank	42,979	52,053

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® ESG Advanced MSCI EM ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
India (continued)
Cholamandalam Investment and Finance Co. Ltd.	9,587	$140,338
Cipla Ltd.	11,981	217,852
Colgate-Palmolive India Ltd.	3,077	105,385
DLF Ltd.	16,901	165,184
Eicher Motors Ltd.	3,137	179,621
Havells India Ltd.	5,690	115,887
HCL Technologies Ltd.	21,688	475,830
HDFC Bank Ltd.	128,745	2,747,385
HDFC Life Insurance Co. Ltd.(a)	22,181	173,061
Hero MotoCorp Ltd.	2,735	154,474
Hindustan Unilever Ltd.	18,755	554,592
ICICI Lombard General Insurance Co. Ltd.(a)	5,558	122,588
ICICI Prudential Life Insurance Co. Ltd.(a)	8,505	70,545
IDFC First Bank Ltd.(b)	81,550	61,974
Indian Hotels Co. Ltd., Class A	19,503	183,631
IndusInd Bank Ltd.	6,884	81,309
Info Edge India Ltd.	1,643	160,849
Infosys Ltd.	75,810	1,671,963
Kotak Mahindra Bank Ltd.	24,954	522,802
Macrotech Developers Ltd.	6,828	101,510
Mahindra & Mahindra Ltd.	21,288	749,904
Marico Ltd.	11,760	89,921
Mphasis Ltd.	2,382	84,222
Nestle India Ltd., NVS	7,689	203,539
Oracle Financial Services Software Ltd.	486	67,529
PB Fintech Ltd.(b)	7,171	161,477
Persistent Systems Ltd., NVS	2,453	171,910
Phoenix Mills Ltd. (The)	4,427	87,023
PI Industries Ltd.	1,744	84,047
Pidilite Industries Ltd.	3,289	119,351
Power Grid Corp. of India Ltd.	106,019	413,922
Punjab National Bank	52,323	65,269
SBI Cards & Payment Services Ltd.	6,679	55,446
Shriram Finance Ltd.	6,429	230,101
Sona Blw Precision Forgings Ltd.(a)	10,000	79,712
State Bank of India	40,738	405,456
Sundaram Finance Ltd.	1,528	71,957
Supreme Industries Ltd.	1,450	79,911
Suzlon Energy Ltd.(b)	217,787	163,237
Tata Consultancy Services Ltd.	20,644	1,045,659
Tata Consumer Products Ltd.	13,561	154,242
Tata Elxsi Ltd.	777	61,476
Tech Mahindra Ltd.	12,316	250,244
Thermax Ltd.	960	52,274
Titan Co. Ltd.	8,122	313,313
Torrent Pharmaceuticals Ltd.	2,327	91,685
Trent Ltd.	4,136	333,367
TVS Motor Co. Ltd.	5,442	157,230
Union Bank of India Ltd.	34,863	50,391
Varun Beverages Ltd.	25,990	191,073
Wipro Ltd.	29,927	205,369
Zomato Ltd.(b)	151,279	503,440
		17,082,898
Indonesia — 2.4%
Bank Central Asia Tbk PT	1,262,900	797,034
Bank Mandiri Persero Tbk PT	850,600	330,728
Bank Negara Indonesia Persero Tbk PT	337,900	106,342
Bank Rakyat Indonesia Persero Tbk PT	1,554,347	418,733
GoTo Gojek Tokopedia Tbk PT(b)	21,223,900	95,165
Kalbe Farma Tbk PT	478,500	45,298
Merdeka Copper Gold Tbk PT(b)	242,700	28,303
Telkom Indonesia Persero Tbk PT	1,124,900	192,882
Security	Shares	Value
Indonesia (continued)
Unilever Indonesia Tbk PT	171,600	$20,212
		2,034,697
Kuwait — 1.4%
Boubyan Bank KSCP	33,411	59,410
Gulf Bank KSCP	41,617	43,179
Kuwait Finance House KSCP	234,435	562,641
National Bank of Kuwait SAKP	180,405	510,405
		1,175,635
Malaysia — 2.3%
AMMB Holdings Bhd	59,400	72,035
Axiata Group Bhd	57,500	30,301
CELCOMDIGI Bhd	82,000	66,080
CIMB Group Holdings Bhd	167,900	311,602
Gamuda Bhd	44,400	89,096
Hong Leong Bank Bhd	15,400	71,688
IHH Healthcare Bhd	51,000	83,298
Inari Amertron Bhd(c)	60,700	37,772
Kuala Lumpur Kepong Bhd	11,900	55,927
Malayan Banking Bhd	123,900	284,312
Maxis Bhd(c)	55,600	43,431
MR DIY Group M Bhd(a)	78,700	32,104
Nestle Malaysia Bhd	1,500	32,632
Petronas Chemicals Group Bhd(c)	60,700	63,637
PPB Group Bhd	14,300	42,239
Press Metal Aluminium Holdings Bhd	84,300	88,059
Public Bank Bhd	332,200	334,226
RHB Bank Bhd	37,400	56,886
SD Guthrie Bhd	48,100	52,162
Sime Darby Bhd	63,800	32,757
Telekom Malaysia Bhd	26,500	37,928
		1,918,172
Mexico — 2.1%
America Movil SAB de CV, Series B	422,990	314,546
Arca Continental SAB de CV	11,803	100,322
Fibra Uno Administracion SA de CV	65,604	68,635
Gruma SAB de CV, Class B	4,290	73,471
Grupo Aeroportuario del Centro Norte SAB de CV, Class B	6,531	52,937
Grupo Aeroportuario del Pacifico SAB de CV, Class B	8,832	165,955
Grupo Aeroportuario del Sureste SAB de CV, Class B	4,094	106,080
Grupo Bimbo SAB de CV, Series A	28,496	85,182
Grupo Financiero Banorte SAB de CV, Class O	59,283	397,723
Kimberly-Clark de Mexico SAB de CV, Class A	35,300	48,133
Prologis Property Mexico SA de CV	23,541	70,359
Wal-Mart de Mexico SAB de CV	119,513	318,034
		1,801,377
Peru — 0.3%
Credicorp Ltd.	1,536	284,882
Philippines — 0.4%
Bank of the Philippine Islands	42,770	93,804
BDO Unibank Inc.	54,598	144,037
SM Investments Corp.	5,140	76,784
		314,625
Poland — 1.4%
Alior Bank SA	1,998	45,021
Allegro.eu SA (a)(b)	13,864	98,353
Bank Polska Kasa Opieki SA	4,219	141,023
Budimex SA	279	32,421
CD Projekt SA	1,452	59,877
KGHM Polska Miedz SA	3,171	99,713

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® ESG Advanced MSCI EM ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Poland (continued)
LPP SA	25	$96,635
mBank SA(b)	354	46,373
Powszechna Kasa Oszczednosci Bank Polski SA	20,042	276,147
Powszechny Zaklad Ubezpieczen SA	13,345	145,520
Santander Bank Polska SA	944	101,785
		1,142,868
Qatar — 1.0%
Commercial Bank PSQC (The)	75,299	86,707
Ooredoo QPSC	18,623	60,476
Qatar Islamic Bank QPSC	38,222	219,160
Qatar National Bank QPSC	106,420	499,021
		865,364
Russia — 0.0%
Moscow Exchange MICEX-RTS PJSC(b)(d)	12,190	2
PhosAgro PJSC, New(b)(d)	11	—
Polyus PJSC(b)(d)	329	—
TCS Group Holding PLC, GDR(b)(d)(e)	1,183	—
VK Co. Ltd.(b)(d)(e)	1,337	—
		2
Saudi Arabia — 4.7%
Al Rajhi Bank	44,756	1,085,769
Alinma Bank	27,924	206,519
Bank AlBilad	13,976	130,386
Banque Saudi Fransi	13,593	111,157
Co. for Cooperative Insurance (The)	1,680	58,977
Dr Sulaiman Al Habib Medical Services Group Co.	2,014	143,777
Etihad Etisalat Co.	8,619	126,639
Jarir Marketing Co.	13,963	47,254
Mobile Telecommunications Co. Saudi Arabia	11,066	30,456
Nahdi Medical Co.	819	25,653
Riyad Bank	33,650	235,205
Saudi Awwal Bank	22,963	189,514
Saudi Basic Industries Corp.	20,503	376,017
Saudi Investment Bank (The)	14,616	54,466
Saudi National Bank (The)	66,566	575,176
Saudi Telecom Co.	45,516	482,232
Savola Group (The)(b)	12,695	82,090
		3,961,287
South Africa — 5.1%
Absa Group Ltd.	19,358	185,347
Anglo American Platinum Ltd.	2,119	70,634
Aspen Pharmacare Holdings Ltd.	8,664	79,661
Bid Corp. Ltd.	7,687	187,466
Bidvest Group Ltd. (The)	7,762	119,958
Capitec Bank Holdings Ltd.	1,986	360,451
Clicks Group Ltd.	5,432	118,461
Discovery Ltd.	12,362	132,977
FirstRand Ltd.	115,138	494,015
Kumba Iron Ore Ltd.	1,418	26,175
MTN Group Ltd.	38,649	173,426
Naspers Ltd., Class N	3,867	873,154
Nedbank Group Ltd.	10,513	169,206
NEPI Rockcastle NV	13,830	107,285
Old Mutual Ltd.	109,178	76,901
Pepkor Holdings Ltd.(a)	54,333	80,682
Remgro Ltd.	11,396	95,311
Sanlam Ltd.	40,963	200,310
Shoprite Holdings Ltd.	11,480	189,089
Standard Bank Group Ltd.	30,477	400,716
Vodacom Group Ltd.	14,183	80,269
Security	Shares	Value
South Africa (continued)
Woolworths Holdings Ltd./South Africa	21,460	$74,852
		4,296,346
South Korea — 6.6%
Amorepacific Corp.	689	51,773
CJ CheilJedang Corp.	198	37,545
Coway Co. Ltd.	1,242	58,856
DB Insurance Co. Ltd.	1,036	81,280
Doosan Bobcat Inc.	1,320	36,972
Doosan Enerbility Co. Ltd.(b)	10,207	155,857
Hanjin Kal Corp.	503	28,988
HD Hyundai Electric Co. Ltd.	534	135,681
HYBE Co. Ltd.	523	73,274
Industrial Bank of Korea	6,114	65,322
Kakao Corp.	7,100	204,583
KakaoBank Corp.	3,993	64,170
KB Financial Group Inc.	8,523	588,641
Korean Air Lines Co. Ltd.	4,466	83,282
Krafton Inc.(b)	654	146,982
LG Energy Solution Ltd.(b)	1,061	290,845
LG H&H Co. Ltd.	226	50,516
LG Uplus Corp.	4,629	38,522
Lotte Chemical Corp.	392	18,190
LS Electric Co. Ltd.	356	37,092
Mirae Asset Securities Co. Ltd.	5,043	31,041
NCSoft Corp.	318	54,331
Netmarble Corp.(a)(b)	637	24,325
NH Investment & Securities Co. Ltd.	3,058	29,313
Posco DX Co. Ltd.	1,176	17,802
Samsung Electro-Mechanics Co. Ltd.	1,258	98,217
Samsung Fire & Marine Insurance Co. Ltd.	700	198,042
Samsung Life Insurance Co. Ltd.	1,818	140,058
Samsung SDI Co. Ltd.	1,252	229,130
Samsung SDS Co. Ltd.	968	102,243
Shinhan Financial Group Co. Ltd.	9,856	377,653
SK Biopharmaceuticals Co. Ltd.(b)	754	56,106
SK Bioscience Co. Ltd.(b)	704	23,843
SK Hynix Inc.	12,450	1,453,579
SK Square Co. Ltd.(b)	2,147	114,876
SK Telecom Co. Ltd.	1,287	56,658
SKC Co. Ltd.(b)	449	32,133
Woori Financial Group Inc.	14,377	172,623
Yuhan Corp.	1,284	106,560
		5,566,904
Taiwan — 18.2%
Accton Technology Corp.	11,000	224,607
Advantech Co. Ltd.	10,599	110,372
ASE Technology Holding Co. Ltd.	75,000	356,318
Asia Vital Components Co. Ltd.	8,000	160,648
Asustek Computer Inc.	16,000	291,874
AUO Corp.	148,000	71,349
Cathay Financial Holding Co. Ltd.	217,080	441,620
Chailease Holding Co. Ltd.	33,856	124,136
Chang Hwa Commercial Bank Ltd.	139,815	75,907
China Airlines Ltd.	69,000	53,184
China Steel Corp.	270,000	176,610
Chunghwa Telecom Co. Ltd.	87,000	330,015
Compal Electronics Inc.	95,000	108,359
CTBC Financial Holding Co. Ltd.	376,000	434,332
Delta Electronics Inc.	44,000	521,660
E Ink Holdings Inc.	20,000	175,050
E.Sun Financial Holding Co. Ltd.	327,664	273,367

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® ESG Advanced MSCI EM ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Taiwan (continued)
Eclat Textile Co. Ltd.	4,000	$65,783
Eva Airways Corp.	62,000	79,651
Evergreen Marine Corp. Taiwan Ltd.	24,000	161,241
Far Eastern New Century Corp.	70,000	72,328
Far EasTone Telecommunications Co. Ltd.	40,000	111,016
First Financial Holding Co. Ltd.	256,060	214,992
Fortune Electric Co. Ltd.	3,000	51,165
Fubon Financial Holding Co. Ltd.	187,143	509,962
Global Unichip Corp.	2,000	74,426
Hotai Motor Co. Ltd.	7,100	134,991
Hua Nan Financial Holdings Co. Ltd.	202,137	162,529
Innolux Corp.	172,861	81,069
Inventec Corp.	61,000	92,975
KGI Financial Holding Co. Ltd.	363,000	193,155
Lite-On Technology Corp.	48,000	154,855
MediaTek Inc.	35,000	1,374,248
Mega Financial Holding Co. Ltd.	270,960	332,379
Micro-Star International Co. Ltd.	16,000	84,810
PharmaEssentia Corp.(b)	5,000	89,824
Quanta Computer Inc.	62,000	563,639
Realtek Semiconductor Corp.	11,000	162,526
Shanghai Commercial & Savings Bank Ltd. (The)	91,225	110,573
Shin Kong Financial Holding Co. Ltd.(b)	337,995	120,688
SinoPac Financial Holdings Co. Ltd.	245,792	176,691
Taishin Financial Holding Co. Ltd.	265,306	140,074
Taiwan Business Bank	155,902	71,221
Taiwan Cooperative Financial Holding Co. Ltd.	242,107	186,012
Taiwan High Speed Rail Corp.	39,000	34,007
Taiwan Mobile Co. Ltd.	42,000	146,325
Taiwan Semiconductor Manufacturing Co. Ltd.	133,000	4,144,352
Uni-President Enterprises Corp.	105,000	274,181
United Microelectronics Corp.	257,000	348,666
Vanguard International Semiconductor Corp.	22,000	61,081
Voltronic Power Technology Corp.	2,000	113,973
Wistron Corp.	63,000	222,404
WPG Holdings Ltd.	37,000	80,627
Yageo Corp.	9,095	145,249
Yuanta Financial Holding Co. Ltd.	237,933	244,508
		15,317,604
Thailand — 2.4%
Advanced Info Service PCL, NVDR	27,100	225,505
Airports of Thailand PCL, NVDR	96,800	171,832
Bangkok Dusit Medical Services PCL, NVDR	257,500	189,573
Bangkok Expressway & Metro PCL, NVDR(c)	168,100	35,803
Bumrungrad Hospital PCL, NVDR	12,800	77,809
Central Pattana PCL, NVDR	45,500	79,874
Central Retail Corp. PCL, NVDR	40,500	39,735
CP ALL PCL, NVDR	133,300	238,487
CP Axtra PCL	48,293	48,930
Delta Electronics Thailand PCL, NVDR	71,200	314,223
Home Product Center PCL, NVDR	134,500	37,146
Intouch Holdings PCL, NVDR	22,000	61,065
Kasikornbank PCL, NVDR	13,200	57,995
Krung Thai Bank PCL, NVDR	81,400	47,571
Krungthai Card PCL, NVDR(c)	21,800	29,806
Minor International PCL, NVDR	78,900	61,684
SCB X PCL, NVDR	19,100	63,764
Siam Cement PCL (The), NVDR	17,800	95,564
TMBThanachart Bank PCL, NVDR	515,900	26,526
True Corp. PCL, NVDR(b)	242,400	78,654
		1,981,546
Security	Shares	Value
Turkey — 0.5%
Akbank TAS	70,838	$124,237
Pegasus Hava Tasimaciligi AS(b)	5,305	33,377
Turk Hava Yollari AO(b)	12,335	101,365
Turkcell Iletisim Hizmetleri AS	27,357	71,518
Yapi ve Kredi Bankasi A/S	80,854	69,188
		399,685
United Arab Emirates — 1.8%
Abu Dhabi Commercial Bank PJSC	67,156	183,254
Abu Dhabi Islamic Bank PJSC	33,075	117,602
Aldar Properties PJSC	88,106	180,812
Dubai Islamic Bank PJSC	65,744	121,796
Emirates NBD Bank PJSC	43,147	235,087
Emirates Telecommunications Group Co. PJSC	79,308	357,561
First Abu Dhabi Bank PJSC	100,798	351,265
		1,547,377
Total Common Stocks — 98.4% (Cost: $74,175,971)		82,839,634
Preferred Stocks
Brazil — 1.4%
Banco Bradesco SA, Preference Shares, NVS	119,724	250,917
Gerdau SA, Preference Shares, NVS	31,447	105,994
Itau Unibanco Holding SA, Preference Shares, NVS	110,360	594,097
Itausa SA, Preference Shares, NVS	122,769	198,126
		1,149,134
Chile — 0.1%
Sociedad Quimica y Minera de Chile SA, Class B, Preference Shares	3,241	124,233
Colombia — 0.1%
Bancolombia SA, Preference Shares, NVS	10,412	85,069
Total Preferred Stocks — 1.6% (Cost: $1,476,847)		1,358,436
Total Long-Term Investments — 100.0% (Cost: $75,652,818)		84,198,070
Short-Term Securities
Money Market Funds — 1.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.79%(f)(g)(h)	123,773	123,835
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.62%(f)(g)	880,000	880,000
Total Short-Term Securities — 1.2% (Cost: $1,003,838)		1,003,835
Total Investments — 101.2% (Cost: $76,656,656)		85,201,905
Liabilities in Excess of Other Assets — (1.2)%		(1,006,517)
Net Assets — 100.0%		$84,195,388

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Non-income producing security.
(c)	All or a portion of this security is on loan.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® ESG Advanced MSCI EM ETF

(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/24	Shares Held at 11/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$177,548	$—	$(53,691)(a)	$1	$(23)	$123,835	123,773	$1,437 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	—	880,000 (a)	—	—	—	880,000	880,000	7,770	—
				$1	$(23)	$1,003,835		$9,207	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$12,387,682	$70,451,950	$2	$82,839,634
Preferred Stocks	1,358,436	—	—	1,358,436
Short-Term Securities
Money Market Funds	1,003,835	—	—	1,003,835
	$14,749,953	$70,451,950	$2	$85,201,905

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® ESG Advanced MSCI EM ETF

Portfolio Abbreviation
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
NVS	Non-Voting Shares
PJSC	Public Joint Stock Company